Law Offices of

Paul Hastings LLP

55 Second Street, 24th Floor

San Francisco, California 94105

Telephone (415) 856-7000

Facsimile (415) 856-7100

Internet www.paulhastings.com

July 11, 2014

VIA EDGAR

United States Securities and Exchange Commission

Division of Investment Management

100 F Street, N.E.

Washington, D.C. 20549

Re:	Elfun Tax-Exempt Income Fund — File Nos. 002-58407 and 811-02735
Elfun Income Fund — File Nos. 002-83041 and 811-03715
Elfun Government Money Market Fund — File Nos. 033-31205 and 811-05904

Ladies and Gentlemen:

On behalf of our clients, the above-named funds (collectively, the “Funds”), and pursuant to Rule 14a-6 of the Securities Exchange Act of 1934, as amended, and Rule 20a-1 under the Investment Company Act of 1940, as amended, transmitted for filing is the Funds’ revised joint preliminary proxy statement in connection with the Special Meeting of Unitholders (the “Special Meeting”) proposed to be held on September 15, 2014.

The purposes of the Special Meeting are: (1) to approve an investment sub-advisory agreement between GE Asset Management Incorporated (“GEAM”) and SSgA Funds Management, Inc. (“SSgA FM”), pursuant to which SSgA FM will serve as investment sub-adviser to the Elfun Government Money Market Fund; (2) to approve implementation of a “manager of managers” structure, whereby GEAM would be given increased flexibility to hire and replace unaffiliated sub-advisers for the Funds without unitholder approval; (3) to approve the amendment, elimination or reclassification of certain of the fundamental and non-fundamental investment policies of the Funds; and (4) to transact such other business as may properly come before the meeting and any adjourned session thereof.

This revised preliminary proxy statement includes changes made to address comments made by the staff of the Securities and Exchange Commission to a prior preliminary proxy statement, as well are various other updates.

A separate comment response letter has been filed on or about the date of this filing.

U.S. Securities and Exchange Commission

July 11, 2014

Please direct any questions regarding this filing to the undersigned at (415) 856-7007.

Very truly yours,

/s/ DAVID A. HEARTH

David A. Hearth

of PAUL HASTINGS LLP

cc:	GE Asset Management Incorporated